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Virtus WMC Risk-Managed Alternative Equity ETF
RISK/RETURN SUMMARY INFORMATION
INVESTMENT OBJECTIVE
The Virtus WMC Risk-Managed Alternative Equity ETF (Ticker: VWRM) (the “Fund”) seeks to provide superior risk-adjusted total returns over the long term.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Virtus WMC Risk-Managed Alternative Equity ETF Virtus WMC Risk-Managed Alternative Equity ETF
Management Fee	0.68%	[1]
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	0.68%
[1]	The management fee is structured as a "unified fee," out of which the Fund's adviser pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund's management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years
Virtus WMC Risk-Managed Alternative Equity ETF | Virtus WMC Risk-Managed Alternative Equity ETF | USD ($)	71	224

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly organized, and, as of the date of this Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGY

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective, under normal market circumstances, by (i) investing in a broadly diversified portfolio of global equity securities in both developed and emerging markets, and (ii) implementing a beta management strategy (as described below) by shorting futures contracts and purchasing and selling options. By combining these two strategies, Wellington Management Company LLP, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to generate superior total returns (i.e., returns in excess of the average returns of broad global equity market indexes) over a full market cycle with significant downside equity market protection (i.e., protection intended to limit losses in a declining market), consistent with the risk/return profile of investments in long/short equity (also referred to as alternative equity) hedge funds. Although the Sub-Adviser seeks for the Fund’s risk/return profile to be consistent with investments in long/short equity hedge funds, the Fund itself does not invest in hedge funds.

Under normal market conditions, the Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities, and in derivatives and other instruments that have economic characteristics similar to such investments. The principal types of equity securities in which the Fund invests are common and preferred stock, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund may also invest in real estate investment trusts (“REITs”) of U.S. and foreign issuers.

In seeking to provide significant downside equity market protection, the Sub-Adviser targets an equity portfolio beta commensurate with the portfolio beta typical of long/short equity hedge fund strategies—generally between 0.25 and 0.65. The equity portfolio beta represents the target volatility level of the Fund’s equity portfolio against the broader U.S. equity market (which is measured against representative U.S. equity market capitalization weighted benchmarks) over a full market cycle. An equity portfolio beta of 1 would mean that the Fund’s target volatility level would match that of the broader U.S. equity market over a full market cycle. An equity portfolio beta below 1, however, would mean that the Fund’s target volatility level is less than the volatility of the broader U.S. equity market over a full market cycle by 1 minus the amount of the beta, represented as a percentage value. For example, an equity portfolio beta of 0.45 would mean that the Fund’s equity portfolio is approximately 55% less volatile than the broader U.S. equity market over a full market cycle. There is no guarantee the Sub-Adviser will achieve its beta target range for the Fund.

In seeking to manage the Fund’s equity portfolio consistent with a beta target range typical of long/short equity hedge fund strategies, the Sub-Adviser implements a beta management strategy pursuant to which the Sub-Adviser may short (sell) exchange-traded, equity index futures contracts. Particularly in stressed market conditions, the Sub-Adviser may seek to further reduce the Fund’s portfolio volatility by utilizing an equity index option overlay strategy. The equity index option overlay strategy involves the purchase of exchange-traded put options on the S&P 500 Index and the sale of exchange-traded call and put options on the S&P 500 Index.

The Sub-Adviser employs a proprietary, dynamic multi-factor approach to managing the Fund’s assets that is based on quantitative and qualitative research and analysis. In selecting securities, the Sub-Adviser seeks to identify investment opportunities by geographic region and, within each geographic region, allocate the Fund’s assets to equity securities that the Sub-Adviser believes share complementary factors. Factors are characteristics that are important in explaining the returns and risks of a group of securities. Among the kinds of factors that the Sub-Adviser uses to select equity securities for the Fund are: (1) mean reversion (e.g., stocks that are inexpensive relative to their historical prices); (2) trend following (e.g., strong momentum and higher growth potential); (3) risk aversion (e.g., financially healthy, stable, and lower volatility companies); and (4) risk seeking (e.g., stocks that provider higher exposure to particular sectors). The Sub-Adviser considers tail risk diversification (i.e., seeking to manage the risk of a significant negative movement in the value of the Fund’s investments) when allocating among geographic regions and the various factors.

From time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors or geographic regions.

PRINCIPAL RISKS

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over a short and extended periods of time. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Short Position Risk. In pursuing its investment objective, the Fund may take short positions on exchange-traded, equity index futures contracts, which may cause the Fund to be exposed to certain risks associated with selling such assets short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may lower the Fund’s returns, limit the Fund’s ability to manage equity portfolio beta, or require the Fund to seek equity portfolio beta through alternative investment strategies that may be less desirable or more costly to implement. If, at any particular point in time, the securities underlying a short position are thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional creation units may be adversely affected. The use of short sales may be considered an aggressive investment technique. Any income, dividends or payments by the assets underlying the Fund’s short positions will negatively impact the Fund.

Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset or market factor (collectively, “reference assets”). In addition to risks relating to the reference assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the reference asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. These risks are greater for the Fund than most other funds because the Fund will implement its investment strategy primarily through derivative instruments rather than direct investments in stocks or bonds.

Futures Contracts Risk. The successful use of futures contracts depends upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations, including: imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; losses caused by unanticipated market movement, which are potentially unlimited; the Sub-Adviser’s inability to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors; the possibility that a counterparty will default in the performance of its obligations; the possibility that the Fund may have insufficient cash and have to sell securities from its portfolio to meet the daily variation margin requirements at a time when it may be disadvantageous to do so; the possibility that a failure to close a position may result in delivery of an illiquid commodity to the Fund or that rapid selling to avoid delivery may result in unfavorable execution prices; and possible inefficiencies that are created by the need to “roll contracts” (i.e., sell out of a contract that is nearing delivery or settlement in favor of a contract with a delivery or settlement date that is further into the future). If the Sub-Adviser applies a hedge in the Fund’s portfolio at an inappropriate time or judges market movements incorrectly, futures strategies may lower the Fund’s return.

Options Risk. The purchase and writing of options involves certain risks. During the option period, a covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset) above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying asset decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying asset at the exercise price or provide the cash settlement amount. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying asset, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular underlying asset is purchased to hedge against price movements in a related asset, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out an option position. If the Sub-Adviser applies a hedge in the Fund’s portfolio at an inappropriate time or judges market movements incorrectly, options strategies may lower the Fund’s return.

Foreign Investments Risk. Investments in loans and securities of foreign issuers are subject to risks not usually associated with owning loans and securities of U.S. issuers. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign markets also involve currency risk, which is the risk that the values of the Fund’s investments denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies. These risks are typically greater in emerging markets. Additionally, to the extent that the underlying securities of the Fund trade on an exchange that is closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale security pricing (i.e., the last quote from the foreign exchange market), resulting in premiums or discounts to net asset value (“NAV”) that are greater than those experienced by other ETFs.

Country/Geographic Region Risk. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to that region or country’s economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a significant portion of the Fund’s assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund’s investments. Adverse conditions in a certain region or country can also adversely affect securities of issuers in other countries whose economies appear to be unrelated.

Emerging Markets Risk. Investments in emerging markets are subject to the risk of abrupt and severe price declines. The economic and political structures of developing countries, in most cases, do not compare favorably with the U.S. and other developed countries in terms of wealth and stability, and financial markets in developing countries are not as liquid as markets in developed countries. The economies in emerging market countries are less developed and can be overly reliant on particular industries and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist measures. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. Certain countries may have legacies or periodic episodes of hyperinflation and currency devaluations or instability and upheaval that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Significant risks of war and terrorism currently affect some emerging market countries.

Small and Medium Capitalization Companies Risk. Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium capitalization companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of their shares without an unfavorable impact on prevailing prices. Small and medium capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. Small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate. The foregoing risks are generally increased for smaller capitalization companies as compared to companies with larger capitalizations.

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Shares, to decline.

Sector Focus Risk. To the extent the Fund has significant exposure to one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the NAV of the Fund.

Depositary Receipts Risk. Changes in foreign currency exchange rates will affect the value of depositary receipts, such as ADRs and GDRs, and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that the depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

REIT Securities Risk. Investments in securities of REITs are subject to the risks associated with investing in the securities of companies principally engaged in the real estate industry, which include: the cyclical nature of real estate values; risks related to general and local economic conditions; overbuilding and increased competition; demographic trends; and increases in interest rates and other real estate capital market influences. Investments in securities of REITs are also subject to the risk that the value of the Shares will be negatively affected by factors specific to investing through a pooled vehicle, such as through poor management of the REIT or REIT-like entity, concentration risk, or other risks typically associated with investing in small or medium capitalization companies.

Preferred Stocks Risk. Unlike interest payments on debt securities, dividend payments on a preferred stock typically must be declared by the issuer’s board of directors. In addition, in the event an issuer of preferred stock experiences economic difficulties, the issuer’s preferred stock may lose substantial value due to the reduced likelihood that the issuer’s board of directors will declare a dividend and the fact that the preferred stock may be subordinated to other securities of the same issuer.

Market Risk. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Fund’s control, including the quality of the Fund’s investments, economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company’s goods or services, and general market conditions. In a declining market, the prices for all securities (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline. In addition, local, regional or global events such as war, acts of terrorism, natural or environmental disasters, the spread of infectious illnesses or other public health issues, recessions, or other events could have a significant impact on the Fund, its investments and the trading of its Shares. For example, an outbreak of an infectious respiratory illness, COVID-19, has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause increased premiums or discounts to the Fund’s NAV. The ongoing effects of COVID-19, and the length of its impact on the Fund or its investments, are unpredictable.

Management Risk. Because the Fund is actively managed, an investment in the Fund is subject to the risk that the investment process, techniques and risk analyses applied by the Sub-Adviser will not produce the desired results, and that the Fund’s investments may underperform the market or applicable benchmarks. The NAV of the Shares changes daily based on the performance of the securities and other instruments in which it invests. Different types of securities and other instruments tend to shift into and out of favor with investors depending on market and economic conditions. There is no guarantee that the Sub-Adviser’s judgments about the attractiveness or value of, or potential income from, particular investments will be correct or produce the desired results. If the Sub-Adviser fails to accurately judge potential investments, the share price may be adversely affected. In particular, there is no guarantee that the Sub-Adviser’s investment strategy will produce lower volatility than the broader equity market over a full market cycle. In addition, the Sub-Adviser’s investment strategy to seek lower volatility than the broader equity market over a full market cycle may cause the Fund to underperform the broader equity market during market rallies. Such underperformance could be significant during sudden or significant market rallies.

Quantitative Model Risk. The value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in building the quantitative analytical framework, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to NAV and possibly face delisting.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Shares have more trading volume and market liquidity and higher if the Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of Shares on the Exchange or any other exchange on which Shares are traded. It cannot be predicted whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the NAV of the Shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions and/or market volatility may result in trading prices that differ significantly from the Fund’s NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV. For example, during a “flash crash,” the market prices of the Shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause Authorized Participants and other market makers to limit or cease trading in the Shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.

No Assurance of Active Trading Market. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. Further, market makers (other than lead market makers) have no obligation to make markets in the Shares and may discontinue doing so at any time without notice. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.